Other (Expense) Income - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Reduction in interest expense related to a decrease in an accrued sales tax liability			$ 700,000	$ 1,200,000
Payment for loan origination fees	11,410,000		20,418,000
Deferred financing costs recorded			19,400,000
Amortization expense of loan origination fees and deferred financing fees		4,100,000	600,000
Unamortized loan origination fees and deferred financing costs		24,800,000	28,800,000
Credit Facility 2011
Component of Other Income, Nonoperating [Line Items]
Payment for loan origination fees			$ 10,000,000